Property, plant and equipment - Useful lives (Details)	12 Months Ended
Dec. 31, 2018
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Farmland improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Farmland improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	25 years
Buildings and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Computer equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Machinery and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Vehicles | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Vehicles | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Bearer plants
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	6 years